Condensed Consolidated Statements of Operations (Unaudited) (Q3) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Operating expense
Research and development	$ 769	$ 1,960	$ 1,148	$ 3,226
General and administrative	1,934	1,756	6,144	4,799
Total operating expense	2,703	3,716	7,292	8,025
Loss before other income (expense)	(2,703)	(3,716)	(7,292)	(8,025)
Other income (expense)
Interest income (expense), net	0	3	0	(89)
Loss on extinguishment of debt	0	0	0	(422)
Change in fair value of warrant liability	0	(296)	222	(588)
Amendment of equity classified warrants	(135)	0	(293)	0
Other income (expense), net	0	0	1	(26)
Total other income (expense)	(135)	(293)	(70)	(1,125)
Loss from continuing operations	(2,838)	(4,009)	(7,362)	(9,150)
Income (loss) from discontinued operations	0	177	(24)	11,917
Net income (loss)	$ (2,838)	$ (3,832)	$ (7,386)	$ 2,767
Basic and diluted earnings (loss) per share
Continuing operations (in usd per share)	$ (0.12)	$ (0.30)	$ (0.35)	$ (0.85)
Discontinued operations (in usd per share)	0.00	0.01	0.00	1.11
Total earnings (loss) per share (in usd per share)	$ (0.12)	$ (0.29)	$ (0.35)	$ 0.26
Weighted average common shares outstanding for basic and diluted earnings (loss) per share (in shares)	23,774	13,208	21,038	10,781